NATURE OF THE BUSINESS AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Detail Textuals 1) (USD $)	3 Months Ended		6 Months Ended		12 Months Ended		87 Months Ended	93 Months Ended
	Jun. 30, 2013	Jun. 30, 2012	Jun. 30, 2013	Jun. 30, 2012	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2012	Jun. 30, 2013
Noncontrolling Interest [Line Items]
Revenue
Consolidated Contractors International Company, SAL
Noncontrolling Interest [Line Items]
Revenue			$ 5.5		$ 5,500
Entity Number Of Employees	120,000		120,000		120,000		120,000	120,000
Consolidated Contractors (Oman) Company LLC
Noncontrolling Interest [Line Items]
Entity Number Of Employees	13,000		13,000		13,000		13,000	13,000